UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21928
Short-Term Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class A
| ASBAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class C
| ASBCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class T
| TSTBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-1
| ASBFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-2
| SBFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-3
| FSBTX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-A
| CAAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-C
| CCAMX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-E
| CEAMX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-T
| TTSBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-1
| CFAMX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-2
| FTSBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-3
| FFTSX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-1
| RAMAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2
| RAMBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2E
| RAAEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-3
| RAMCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-4
| RAMEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5E
| RAAGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5
| RAMFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-048-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-6
| RMMGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What
were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 12,208
Total number of portfolio holdings	1,352
Portfolio turnover rate including mortgage dollar roll transactions	91%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-048-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short-Term Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2025
Lit. No. MFGEFP2-048-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Bonds, notes & other debt instruments 91.04%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 32.54%
U.S. Treasury 31.00%
	U.S. Treasury 2.875% 6/15/2025	USD150,000	$149,376
	U.S. Treasury 4.625% 6/30/2025	393,903	394,365
	U.S. Treasury 0.25% 8/31/2025	5,329	5,225
	U.S. Treasury 5.00% 8/31/2025	215,500	216,232
	U.S. Treasury 3.50% 9/15/2025	9,155	9,119
	U.S. Treasury 3.00% 9/30/2025	670	665
	U.S. Treasury 5.00% 9/30/2025	7,537	7,569
	U.S. Treasury 4.25% 10/15/2025	12,420	12,423
	U.S. Treasury 3.00% 10/31/2025	25,716	25,514
	U.S. Treasury 5.00% 10/31/2025	24,922	25,046
	U.S. Treasury 2.25% 11/15/2025	3,000	2,959
	U.S. Treasury 4.50% 11/15/2025	32,861	32,924
	U.S. Treasury 4.875% 11/30/2025	9,000	9,043
	U.S. Treasury 4.25% 12/31/2025	60,320	60,366
	U.S. Treasury 3.875% 1/15/2026	170,000	169,628
	U.S. Treasury 0.375% 1/31/2026	24,922	24,081
	U.S. Treasury 4.25% 1/31/2026	105,312	105,378
	U.S. Treasury 4.00% 2/15/2026	18,459	18,433
	U.S. Treasury 4.625% 3/15/2026	1,160	1,166
	U.S. Treasury 0.75% 4/30/2026	3,350	3,224
	U.S. Treasury 2.375% 4/30/2026	18,500	18,145
	U.S. Treasury 0.875% 6/30/2026	7,200	6,907
	U.S. Treasury 4.625% 6/30/2026	220,037	221,645
	U.S. Treasury 4.375% 7/31/2026	31,951	32,098
	U.S. Treasury 0.75% 8/31/2026	54,800	52,217
	U.S. Treasury 4.625% 9/15/2026	14,680	14,810
	U.S. Treasury 0.875% 9/30/2026	51,796	49,324
	U.S. Treasury 4.625% 10/15/2026	35,000	35,325
	U.S. Treasury 4.625% 11/15/2026	10,346	10,448
	U.S. Treasury 4.25% 11/30/2026	4,185	4,201
	U.S. Treasury 4.375% 12/15/2026	16,156	16,255
	U.S. Treasury 1.25% 12/31/2026	20,000	19,039
	U.S. Treasury 4.00% 1/15/2027	434,829	434,794
	U.S. Treasury 4.125% 1/31/2027	87,840	88,034
	U.S. Treasury 4.125% 2/15/2027	24,971	25,033
	U.S. Treasury 4.125% 2/28/2027	185,471	185,956
	U.S. Treasury 4.50% 4/15/2027	40,148	40,561
	U.S. Treasury 4.125% 9/30/2027[1]	305,000	306,184
	U.S. Treasury 3.875% 10/15/2027	14,421	14,385
	U.S. Treasury 4.125% 11/15/2027	83,374	83,679
	U.S. Treasury 4.00% 12/15/2027	5,555	5,560
	U.S. Treasury 4.25% 1/15/2028	35,066	35,327
	U.S. Treasury 4.25% 2/15/2028	398,494	401,622
	U.S. Treasury 3.625% 3/31/2028	1,671	1,654
	U.S. Treasury 1.25% 4/30/2028	31,000	28,505
	U.S. Treasury 4.00% 1/31/2029	157,630	157,605
	U.S. Treasury 4.50% 5/31/2029	27,717	28,241
	U.S. Treasury 4.125% 11/30/2029	6,902	6,937
	U.S. Treasury 4.25% 1/31/2030	45,822	46,304
	U.S. Treasury 4.00% 2/28/2030	93,870	93,837
	U.S. Treasury 4.25% 11/15/2034	17,821	17,888
	U.S. Treasury 1.875% 2/15/2041	341	241
	U.S. Treasury 3.25% 5/15/2042	152	129
	U.S. Treasury 2.75% 11/15/2042	511	401
	U.S. Treasury 3.00% 8/15/2048	5,264	4,047
	U.S. Treasury 2.25% 8/15/2049	5,776	3,778
	U.S. Treasury 1.875% 2/15/2051[1]	354	209
	U.S. Treasury 2.875% 5/15/2052	208	154
	U.S. Treasury 3.625% 2/15/2053[1]	7,860	6,727
	U.S. Treasury 4.25% 2/15/2054	9,260	8,871
	U.S. Treasury 4.625% 5/15/2054	4,580	4,672
			3,784,485

1	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 1.54%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	USD86,865	$87,209
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	72,265	72,621
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1,2]	19,160	16,341
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[2]	11,697	11,478
			187,649
	Total U.S. Treasury bonds & notes		3,972,134
Asset-backed obligations 26.07%
	522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.595% 10/20/2031[3,4,5]	969	971
	ACHV ABS TRUST, Series 23-4CP, Class C, 7.71% 11/25/2030[3,4]	795	799
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[3,4]	1,349	1,353
	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031[3,4]	943	948
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]	186	184
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[3,4]	10,839	10,828
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,4]	41,206	41,627
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,4]	269	270
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[3,4]	27,574	27,804
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[3,4]	13,906	14,022
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,4]	5,140	5,156
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[3,4]	13,741	13,763
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[3,4,5]	8,511	8,543
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[3,4,5]	4,504	4,510
	American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[3,4]	4,554	4,567
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,4]	6,339	6,359
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[3,4]	4,184	4,203
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[3,4]	2,463	2,484
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[3,4]	3,310	3,314
	American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028[3,4]	5,000	5,001
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[3,4]	6,537	6,595
	American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[3,4]	2,044	2,049
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,4]	14,718	14,831
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[3]	9,901	9,869
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]	4,236	4,211
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]	1,871	1,866
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.68% 5/26/2031[3,4,5]	345	346
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	306	307
	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]	3,368	3,382
	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]	9,883	10,014
	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[3]	4,966	5,026
	Apidos CLO, Ltd., Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.565% 4/20/2031[3,4,5]	555	556
	Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[3,4,5]	6,248	6,260
	Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 5.784% 4/15/2033[3,4,5]	2,000	2,005
	Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050[3,4]	367	375
	Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.623% 4/17/2033[3,4,5]	3,000	3,007
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[3,4]	9,267	9,348

Short-Term Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[3,4]	USD1,307	$1,322
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[3,4]	2,802	2,864
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[3,4]	39,223	39,149
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]	380	380
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]	1,250	1,243
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]	18,269	17,915
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]	5,320	5,399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,4]	6,476	6,626
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,4]	3,900	4,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,4]	3,732	3,826
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[3,4]	3,740	3,788
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[3,4]	4,345	4,390
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 1/18/2035[3,4,5]	1,500	1,503
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 7.393% 4/20/2036[3,4,5]	1,000	1,003
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[3,4,5]	24,200	24,267
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.28% 4/25/2036[3,4,5]	857	859
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	9,593	9,633
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[3]	9,889	10,038
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]	960	940
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]	19	19
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]	650	634
Barclays Dryrock Issuance Trust, Series 2022-1, Class A, 3.07% 2/15/2028[3]	5,000	4,992
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[3,4,5]	7,867	7,867
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.149% 4/30/2031[3,4,5]	700	701
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[3,4,5]	1,975	1,984
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[3,4]	9,770	9,805
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[3,4]	190	192
Bluemountain CLO, Ltd., Series 2021-28, Class A, (3-month USD CME Term SOFR + 1.522%) 5.824% 4/15/2034[3,4,5]	1,110	1,111
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	102	102
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[3]	1,330	1,347
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[3,4]	403	408
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[3,4]	7,035	7,122
Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037[3,4]	9,892	9,774
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040[3,4]	7,250	7,000
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[3]	2,380	2,384
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027[3]	2,529	2,530

3	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[3]	USD3,514	$3,517
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]	5,192	5,222
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	8,836	8,868
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[3]	4,216	4,238
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[3]	14,000	14,099
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[3]	4,804	4,814
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	1,507	1,519
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[3]	8,074	8,090
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[3]	1,977	1,993
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[3,4]	715	715
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[3,4]	18,949	19,164
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 5.635% 4/20/2031[3,4,5]	198	198
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 5.635% 5/15/2031[3,4,5]	393	393
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 5.612% 7/27/2031[3,4,5]	768	769
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	61	61
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027[3]	736	738
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[3]	7,417	7,451
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027[3]	10,644	10,662
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028[3]	3,000	3,007
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]	3,642	3,673
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028[3]	10,000	10,081
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[3]	15,911	16,066
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[3]	2,472	2,513
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[3]	3,184	3,202
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[3]	1,438	1,472
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027[3,4]	1,146	1,149
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[3,4]	3,095	3,108
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,4]	769	773
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63% 11/10/2027[3]	895	899
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,4]	3,037	3,060
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,4]	1,442	1,458
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	1,459	1,408
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029[3,4]	3,000	3,000

Short-Term Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[3]	USD1,678	$1,702
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,4]	736	756
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]	1,277	1,158
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[3,4]	1,373	1,389
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030[3,4]	6,000	6,122
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/15/2034[3,4,5]	3,000	3,032
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.702% 3/22/2035[3,4,5]	2,000	2,005
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]	28,256	27,823
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]	20,519	19,584
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[3,4]	10,785	10,855
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[3,4]	4,262	4,300
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[3,4]	11,897	11,939
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[3,4]	18,397	18,387
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[3,4]	6,257	6,331
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[3,4]	5,821	5,931
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[3,4]	6,236	6,305
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[3,4]	1,120	1,137
Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.18% 8/27/2029[3,4]	5,000	4,985
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[3,4]	940	961
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[3]	15,114	15,217
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,4]	3,908	3,967
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 5.508% 10/24/2030[3,4,5]	623	624
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 5.662% 1/22/2031[3,4,5]	121	122
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[3]	7,630	7,678
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026[3,4]	447	448
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,4]	5,430	5,496
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,4]	6,081	6,223
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[3,4]	13,130	13,154
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]	2,477	2,295
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]	5,395	5,004
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]	4,437	4,124
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,4]	1,562	1,430
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,4]	3,461	3,165
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[3,4]	1,815	1,821
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[3]	9,825	9,871
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[3]	5,635	5,723
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[3,4]	6,427	6,506
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 7.114% 10/15/2029[3,4,5]	395	395
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,4]	339	339
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,4]	607	607
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,4]	555	556
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[3,4]	1,268	1,272
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[3,4]	2,527	2,543
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,4]	1,625	1,637
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[3,4]	5,843	5,855
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[3,4]	6,054	6,129
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[3,4]	597	597
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,4]	4,663	4,678
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,4]	1,171	1,189
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[3,4]	1,589	1,616
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,4]	7,463	7,585
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034[3,4]	1,665	1,688
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[3,4]	5,046	5,123
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[3,4]	6,182	6,274

5	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[3]	USD6,352	$6,370
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[3]	3,293	3,337
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[3,4]	10,000	10,130
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[3,4]	3,048	3,066
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[3]	12,857	12,815
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[3,4]	3,677	3,700
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[3,4]	1,227	1,253
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	8,594	8,621
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[3]	3,733	3,736
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	1,626	1,638
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[3]	3,118	3,115
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	2,892	2,937
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,4]	925	928
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]	3,123	3,122
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,4]	5,316	5,345
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,4]	1,187	1,207
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.382% 10/15/2030[3,4,5]	7,454	7,463
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.664% 1/15/2031[3,4,5]	1,434	1,436
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 5.614% 7/15/2031[3,4,5]	678	680
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]	567	522
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[3,4]	4,376	4,408
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[3,4]	8,430	8,481
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[3,4]	18,962	19,028
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]	860	858
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[3,4]	200	198
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]	1,018	1,017
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]	5,418	5,455
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[3,4]	6,586	6,642
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,4]	3,040	3,089
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,4]	11,265	11,421
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[3,4]	2,542	2,567
Exeter Automobile Receivables Trust, Series 2024-2A, Class A3, 5.63% 10/15/2026[3]	3,506	3,508
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[3]	929	931
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[3]	3,649	3,656
Exeter Automobile Receivables Trust, Series 2024-5, Class A2, 4.79% 4/15/2027[3]	16,999	17,012
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[3]	321	322
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	4,083	4,090
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	930	931
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[3]	14,503	14,519
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[3]	1,825	1,831
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[3]	3,493	3,513
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,350
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[3]	283	286
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[3]	7,051	7,076
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	6,168	6,202
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	4,255	4,308
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[3]	3,259	3,288
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	4,144	4,181
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	5,347	5,460
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[3]	19,280	19,495
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[3]	4,219	4,304
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]	5,873	5,755
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037[3,4]	800	784
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,4]	1,378	1,382

Short-Term Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,4]	USD2,114	$2,126
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,4]	2,126	2,151
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	9,463	9,506
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	2,413	2,433
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029[3]	6,000	5,979
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[3,4]	63,716	62,381
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,4]	14,573	14,771
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,4]	2,981	3,070
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[3,4]	22,300	22,265
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[3,4,5]	7,302	7,302
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.38% 10/20/2032[3,4,5]	1,750	1,759
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.693% 10/18/2033[3,4,5]	3,938	3,946
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.54% 4/23/2036[3,4,5]	1,500	1,503
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.534% 10/15/2030[3,4,5]	389	390
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]	6,564	6,162
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]	4,902	4,518
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]	15,142	14,369
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]	11,730	11,155
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]	13,645	12,583
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]	5,888	5,467
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,4]	2,301	2,304
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027[3,4]	971	974
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,4]	20,000	20,098
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[3,4]	2,915	2,925
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[3,4]	1,717	1,719
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027[3,4]	13,472	13,467
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[3,4]	3,563	3,593
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[3,4]	927	932
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[3,4]	3,110	3,119
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[3,4]	895	903
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028[3,4]	5,982	5,991
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[3,4]	724	730
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,4]	5,212	5,299
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[3,4]	9,897	9,892
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[3,4]	10,012	10,083
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[3,4]	12,338	12,394
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[3,4]	2,150	2,212
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[3,4]	2,500	2,591
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030[3,4]	780	778
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[3,4]	122	124
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	928	929
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]	3,042	3,053
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[3]	6,238	6,314
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]	1,372	1,383
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]	8,324	8,400
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]	2,325	2,416
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,4]	6,653	6,974
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[3,4]	6,722	6,748
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	4,964	4,999
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	2,495	2,532
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029[3]	3,784	3,796
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,4]	16,100	16,287
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.052% 10/25/2034[3,4,5]	4,000	4,011
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 6.409% 11/5/2037[3,4,5]	1,000	1,002

7	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.843% 4/20/2033[3,4,5]	USD935	$936
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1, Class B, 5.21% 3/15/2030[3,4]	500	508
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[3,4]	2,896	2,916
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.661% 7/28/2031[3,4,5]	2,461	2,463
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 8.802% 1/15/2035[3,4,5]	618	618
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.343% 1/20/2031[3,4,5]	2,834	2,844
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]	6,143	6,113
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]	26,860	26,771
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,4]	14,591	14,706
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]	3,000	2,939
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,4]	12,980	13,547
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[3,4]	3,340	3,373
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]	56,849	54,147
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[3,4]	10,650	10,855
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[3,4]	21,414	21,737
Hertz Vehicle Financing, LLC, Series 2024-2A, Class A, 5.48% 1/27/2031[3,4]	12,000	12,293
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	4,513	4,527
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]	3,626	3,662
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028[3]	1,429	1,449
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[3,4]	575	574
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032[3,4]	12,290	12,393
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,4]	9,596	9,646
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,4]	1,425	1,437
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[3]	5,574	5,630
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 5.594% 1/15/2031[3,4,5]	100	100
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.249% 7/14/2031[3,4,5]	2,000	2,003
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[3,4,5]	8,633	8,642
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2032[3,4,5]	4,000	4,006
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	3,689	3,724
John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	263	260
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[3]	11,723	11,933
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[3,4,5]	16,975	17,003
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.744% 1/15/2031[3,4,5]	262	262
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.564% 4/15/2031[3,4,5]	632	633
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 5.765% 10/20/2034[3,4,5]	735	737
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[3,4]	4,137	4,164
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[3,4]	2,915	2,919
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]	1,294	1,297
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,4]	17,064	17,113
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,4]	345	345
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]	642	647
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,4]	19,362	19,454
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[3,4]	8,915	8,925
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,4]	12,972	13,051

Short-Term Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,4]	USD339	$343
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,4]	6,526	6,556
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,4]	4,505	4,525
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,4]	12,138	12,297
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,4]	895	901
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[3,4]	4,185	4,227
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[3,4]	6,414	6,479
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,4]	1,980	2,000
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,4]	1,470	1,488
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[3,4]	3,273	3,282
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[3,4]	4,612	4,693
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[3,4]	1,408	1,414
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[3,4]	394	396
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[3,4]	142	143
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.649% 7/16/2031[3,4,5]	2,362	2,364
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[3,4]	6,207	6,242
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[3,4]	6,103	6,149
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/27/2031[3,4,5]	443	444
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 4/19/2033[3,4,5]	932	934
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[3,4,5]	2,771	2,771
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[3,4,5]	15,694	15,706
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 6.793% 1/19/2034[3,4,5]	3,000	3,005
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[3,4,5]	19,036	19,035
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.89% 7/23/2032[3,4,5]	1,250	1,252
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[3]	4,770	4,838
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]	9,895	9,961
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]	4,571	4,629
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[3,4]	15,885	16,074
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[3,4]	11,873	12,058
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,4]	23,801	23,900
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,4]	16,670	16,840
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.192% 5/20/2034[3,4,5]	1,800	1,807
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.12% 9/14/2033[3,4,5]	4,000	4,005
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 5.805% 10/20/2030[3,4,5]	66	66
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]	2,519	2,293
Navient Student Loan Trust, Series 2020-DA, Class A, 1.69% 5/15/2069[3,4]	804	757
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]	1,089	988

9	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[3,4]	USD4,378	$3,951
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]	2,016	1,790
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]	3,991	3,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]	8,762	7,848
Navistar Financial Dealer Note Master Trust., Series 23-1, Class A, 6.18% 8/25/2028[3,4]	895	901
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[3,4]	9,769	9,047
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]	7,703	7,190
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]	15,394	14,358
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	50,385	46,906
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[3,4,5]	2,824	2,827
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[3,4]	19,410	19,496
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2035[3,4,5]	3,000	3,005
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.551% 4/10/2033[3,4,5]	2,898	2,905
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 7.393% 1/20/2035[3,4,5]	1,200	1,200
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,4]	9,128	9,300
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[3,4]	6,093	6,046
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]	4,475	4,363
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 6.393% 7/20/2033[3,4,5]	4,000	4,000
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[3,4,5]	3,257	3,260
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.964% 10/15/2029[3,4,5]	4,278	4,283
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.352% 4/15/2030[3,4,5]	1,522	1,522
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.297% 7/24/2031[3,4,5]	5,975	5,979
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[3,4,5]	3,243	3,242
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A1, 4.592% 2/20/2026[3,4]	7,859	7,866
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[3,4]	15,446	15,468
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[3,4]	21,459	21,668
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[3,4]	6,854	6,883
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030[3,4]	9,000	9,216
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[3,4]	1,463	1,465
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032[3,4]	2,000	2,020
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]	5,455	5,450
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.489% 8/16/2027[3,4,5]	3,590	3,602
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,4]	10,653	10,794
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,4]	7,722	7,795
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[3,4]	7,918	7,966
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[3]	4,801	4,805
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.243% 4/20/2036[3,4,5]	3,000	3,005
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[3,4]	4,606	4,582
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[3,4]	3,705	3,776
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039[3,4,5]	1,328	1,338
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026[3,4]	23,900	23,898
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[3,4]	2,293	2,297

Short-Term Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[3,4]	USD5,237	$5,239
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[3,4]	4,582	4,601
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[3,4]	2,634	2,629
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[3,4]	3,399	3,414
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.108% 4/16/2037[3,4,5]	3,000	3,019
Prestige Auto Receivables Trust, Series 2023-2, Class A2, 6.24% 1/15/2027[3,4]	517	519
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[3,4]	17,635	17,642
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[3,4]	1,060	1,068
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[3,4]	515	514
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051[3,4,5]	479	479
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[3,4,5]	6,257	6,259
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 5.678% 7/24/2032[3,4,5]	435	436
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.50% 4/25/2032[3,4,5]	1,050	1,052
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[3,4]	5,967	6,000
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[3,4,5]	5,483	5,489
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.80% 10/25/2031[3,4,5]	4,428	4,434
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.705% 1/20/2035[3,4,5]	550	551
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]	2,459	2,462
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.745% 10/20/2030[3,4,5]	442	442
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.684% 5/20/2031[3,4,5]	209	209
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[3]	3,254	3,258
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]	87	88
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	390	390
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	240	240
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	1,425	1,425
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[3]	2,903	2,914
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[3]	10,068	10,101
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[3]	10,644	10,656
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[3]	5,568	5,585
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	3,242	3,241
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,529
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	4,622	4,628
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	5,322	5,342
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]	1,152	1,162
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	2,810	2,836
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[3]	2,564	2,589
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[3]	10,512	10,515
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[3]	7,280	7,294
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	5,006
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[3]	16,960	17,114
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	3,718	3,748
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[3]	1,649	1,656
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[3]	7,726	7,812
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[3]	7,586	7,741
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	400	400
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[3]	917	925
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[3]	7,975	8,124
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,899
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]	902	922
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	988
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[3,4]	2,341	2,343
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[3,4]	1,300	1,302
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[3,4]	9,804	9,845
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[3,4]	2,347	2,355
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[3,4]	3,490	3,535
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[3,4]	6,248	6,258

11	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[3,4]	USD3,151	$3,178
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[3,4]	20,230	20,705
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[3,4]	7,332	7,351
SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[3,4]	3,315	3,300
SCF Equipment Trust, LLC, Series 2021-1A, Class E, 3.56% 8/20/2032[3,4]	775	773
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[3,4]	2,972	3,020
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[3,4]	1,229	1,236
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,4]	1,107	1,109
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027[3,4]	334	335
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028[3,4]	1,500	1,504
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[3,4]	15,124	15,143
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[3,4]	10,864	10,909
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[3,4]	461	461
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.889% 11/15/2052[3,4,5]	1,010	1,023
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]	1,376	1,241
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.644% 4/15/2030[3,4,5]	453	453
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 4/18/2031[3,4,5]	204	205
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.805% 4/18/2031[3,4,5]	1,200	1,202
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 7/18/2031[3,4,5]	4,399	4,407
Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[3,4]	3,629	3,644
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[3,4]	3,183	3,214
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]	5,484	5,290
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[3,4,5]	22,167	22,167
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]	1,417	1,356
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]	7,979	7,684
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[3,4,5]	14,000	14,038
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.043% 4/20/2036[3,4,5]	2,667	2,672
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 7.993% 10/20/2036[3,4,5]	1,500	1,520
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	5,633	5,721
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	3,984	4,071
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[3]	8,978	9,107
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[3]	14,933	15,095
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]	5,573	5,235
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 5.403% 1/17/2032[3,4,5]	185	186
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]	3,800	3,646
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]	2,613	2,445
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,4]	6,954	6,375
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]	6,379	5,903
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.734% 7/15/2034[3,4,5]	2,000	2,004
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,4]	1,541	1,383
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[3,4]	14,656	14,793
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	10,654	10,663

Short-Term Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]	USD6,004	$6,054
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	8,021	8,073
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	3,293	3,331
Toyota Lease Owner Trust, Series 2024-B, Class A2A, 4.31% 2/22/2027[3,4]	33,369	33,341
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.00% 1/25/2036[3,4,5]	10,000	10,000
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[3,4,5]	7,502	7,515
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[3,4,5]	1,628	1,632
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 5.762% 1/25/2035[3,4,5]	1,000	1,000
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]	11,967	11,043
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,4]	4,053	3,666
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[3,4]	1,809	1,812
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[3,4,5]	8,000	8,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.575% 9/7/2030[3,4,5]	1,548	1,549
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.625% 7/18/2031[3,4,5]	2,633	2,639
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.685% 4/20/2032[3,4,5]	5,929	5,947
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031[3,4]	8,643	8,805
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[3,4]	5,457	5,544
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	14,170	14,184
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[3]	8,983	9,027
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,6]	13,957	13,916
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,6]	14,221	14,233
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[3]	10,895	11,127
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[3]	10,364	10,335
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,4]	3,475	3,530
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[3,4]	2,919	2,991
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.897% 4/20/2037[3,4,5]	3,857	3,857
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[3,4]	1,930	1,932
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[3,4,5]	6,729	6,743
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.652% 10/15/2031[3,4,5]	3,000	3,005
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[3,4]	2,168	2,174
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[3,4]	2,093	2,113
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 10/20/2031[3,4,5]	1,944	1,950
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[3,4]	2,340	2,346
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[3,4]	4,346	4,372
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,4]	13,000	13,078
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,4]	17,755	17,952
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027[3,4]	16,000	16,024
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[3,4]	3,739	3,777
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]	9,543	9,561
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]	1,863	1,879
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[3,4]	18,000	18,031
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,4]	1,522	1,523
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,4]	1,771	1,777
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[3,4]	2,492	2,522
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[3,4]	3,749	3,758
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,4]	686	693
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[3,4]	2,617	2,658
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[3,4]	2,775	2,818
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030[3,4]	388	391

13	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,4]	USD1,341	$1,353
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[3,4]	13,821	13,897
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[3,4]	11,244	11,314
	Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.214% 7/15/2030[3,4,5]	250	251
	Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 5.555% 10/18/2030[3,4,5]	321	321
	Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[3,4,5]	9,715	9,715
	Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 7.80% 4/25/2036[3,4,5]	500	503
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]	5,070	5,086
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	5,276	5,317
	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[3]	5,394	5,512
	World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[3]	15,181	15,256
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[3]	6,836	6,863
			3,183,086
Mortgage-backed obligations 24.32%
Federal agency mortgage-backed obligations 11.35%
	Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	3	3
	Fannie Mae Pool #555538 6.716% 5/1/2033[3,5]	103	105
	Fannie Mae Pool #888521 6.463% 3/1/2034[3,5]	219	226
	Fannie Mae Pool #889579 6.00% 5/1/2038[3]	788	826
	Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	27	29
	Fannie Mae Pool #889983 6.00% 10/1/2038[3]	322	337
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[3]	4,200	4,305
	Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	582	589
	Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	3	3
	Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	11	11
	Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	6	6
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[3]	94	92
	Fannie Mae Pool #BW3570 4.00% 6/1/2052[3]	27	26
	Fannie Mae Pool #CB4819 4.00% 10/1/2052[3]	878	824
	Fannie Mae Pool #BX0449 4.00% 11/1/2052[3]	33	31
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[3]	486	470
	Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]	36	36
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]	3,051	3,078
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]	1,303	1,332
	Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]	79	80
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	527	531
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[3]	1,808	1,824
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]	372	380
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]	3,675	3,704
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]	51	52
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]	1,268	1,253
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[3]	264	266
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	87	88
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]	1,370	1,381
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]	905	909
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]	18,972	19,397
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]	11,592	11,868
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]	8,855	9,068
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]	5,836	6,069
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]	1,977	2,048
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]	1,501	1,555
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	534	536
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]	822	839
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[3]	2,318	2,402
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[3]	25,325	25,581
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[3]	1,610	1,641

Short-Term Bond Fund of America	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[3]	USD5	$5
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[3]	18,718	19,066
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[3]	1,520	1,530
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]	22,452	22,869
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[3]	18,211	18,860
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[3]	3,128	3,197
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[3]	6,662	6,938
	Fannie Mae Pool #DA4639 6.50% 12/1/2053[3]	10	10
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[3]	10,402	10,633
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[3]	22,636	23,428
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[3]	8,792	9,131
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[3]	16,914	17,748
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[3]	329	330
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[3]	155	156
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[3]	21,864	22,338
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[3]	1,834	1,878
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[3]	1,520	1,546
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[3]	14,576	15,085
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[3]	20,897	21,055
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[3]	3,089	3,102
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[3]	174	174
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[3]	13,578	13,924
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[3]	12,814	13,141
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[3]	223	227
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[3]	119	122
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[3]	6,814	6,848
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[3]	598	601
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[3]	1,337	1,361
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[3]	15,521	15,643
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[3]	4,081	4,090
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[3]	3,736	3,831
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[3]	2,047	2,082
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[3]	426	435
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[3]	392	402
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[3]	7,148	7,427
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[3]	12,942	13,024
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[3]	11,163	11,259
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[3]	6,158	6,197
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[3]	1,642	1,651
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[3]	8,035	8,175
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[3]	3,645	3,709
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[3]	2,081	2,130
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[3]	1,284	1,306
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[3]	869	891
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[3]	338	346
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[3]	11,015	11,463
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[3]	3,154	3,270
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[3]	1,781	1,855
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[3]	367	362
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[3]	6,504	6,530
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[3]	8,220	8,363
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[3]	1,293	1,326
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[3]	717	733
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[3]	657	671
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[3]	524	537
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[3]	433	441
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[3]	179	184
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[3]	140	143
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[3]	133	136
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[3]	7,159	7,436
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[3]	1,850	1,924
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[3]	8,451	8,516
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[3]	1,867	1,875
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[3]	1,110	1,117
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[3]	1,050	1,053
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[3]	1,361	1,393
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[3]	220	225

15	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC4451 5.50% 10/1/2054[3]	USD911	$917
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[3]	1,637	1,708
	Fannie Mae Pool #DC8818 4.00% 11/1/2054[3]	499	468
	Fannie Mae Pool #DC6888 4.00% 11/1/2054[3]	498	467
	Fannie Mae Pool #DC4585 5.50% 11/1/2054[3]	3,211	3,227
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[3]	64	64
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[3]	18,788	19,256
	Fannie Mae Pool #DC7044 4.50% 12/1/2054[3]	5,055	4,878
	Fannie Mae Pool #DC7041 4.50% 12/1/2054[3]	931	899
	Fannie Mae Pool #MA5553 5.50% 12/1/2054[3]	9,254	9,273
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[3]	6,949	6,992
	Fannie Mae Pool #CB9736 4.50% 1/1/2055[3]	989	955
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[3]	1,943	1,976
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[3]	617	628
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	4,493	4,378
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]	8	8
	Freddie Mac Pool #781228 6.50% 2/1/2034[3,5]	169	173
	Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	95	98
	Freddie Mac Pool #782818 6.741% 11/1/2034[3,5]	116	120
	Freddie Mac Pool #1H2524 6.79% 8/1/2035[3,5]	334	346
	Freddie Mac Pool #1L1292 7.081% 1/1/2036[3,5]	281	290
	Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	73	75
	Freddie Mac Pool #848751 6.785% 6/1/2036[3,5]	65	67
	Freddie Mac Pool #848365 7.137% 7/1/2036[3,5]	254	262
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[3]	3,733	3,792
	Freddie Mac Pool #760014 3.645% 8/1/2045[3,5]	361	357
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	60	57
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[3]	144	142
	Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	13	12
	Freddie Mac Pool #QF0929 4.00% 9/1/2052[3]	27	25
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]	25	25
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]	127	122
	Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]	23	23
	Freddie Mac Pool #QF2443 4.00% 11/1/2052[3]	383	360
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]	318	321
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[3]	799	771
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]	922	908
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]	8,498	8,689
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]	24	24
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]	4,207	4,295
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]	2,594	2,560
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]	1,996	1,971
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]	1,289	1,294
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[3]	4,383	4,489
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]	2,980	3,047
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]	202	207
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]	658	649
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	1,487	1,493
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]	3,806	3,906
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]	3,360	3,446
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]	2,419	2,476
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]	1,741	1,805
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]	394	403
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]	2,598	2,698
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]	2,294	2,377
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]	2,173	2,270
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]	2,133	2,231
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]	1,515	1,586
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]	1,136	1,184
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]	804	832
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]	607	641
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]	61	60
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[3]	4,310	4,334
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]	2,422	2,432
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]	2,094	2,139
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[3]	344	353
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[3]	172	176

Short-Term Bond Fund of America	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[3]	USD408	$411
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[3]	3,393	3,454
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]	26,676	27,619
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]	28,998	29,537
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[3]	11,426	11,652
	Freddie Mac Pool #SD6736 4.50% 11/1/2053[3]	26,012	25,104
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[3]	2,830	2,941
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[3]	20,880	21,910
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[3]	2,236	2,314
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[3]	23,962	25,144
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[3]	41	41
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[3]	6,838	6,961
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[3]	3,722	3,731
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[3]	1,014	1,022
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[3]	758	761
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[3]	1,742	1,784
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[3]	203	207
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[3]	6,550	6,666
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[3]	260	267
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[3]	59,960	60,340
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[3]	7,489	7,549
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[3]	114	116
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[3]	76	78
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[3]	3,702	3,711
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[3]	3,344	3,357
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[3]	3,081	3,101
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[3]	6,509	6,617
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[3]	2,546	2,623
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[3]	1,426	1,461
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[3]	863	884
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[3]	630	644
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[3]	369	378
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[3]	1,538	1,597
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[3]	29	30
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[3]	11	12
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[3]	281	278
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[3]	208	205
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[3]	185	182
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[3]	2,154	2,163
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[3]	1,469	1,477
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[3]	1,247	1,256
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[3]	569	574
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[3]	232	234
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[3]	5,735	5,834
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[3]	3,873	3,973
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[3]	2,461	2,513
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[3]	829	844
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[3]	815	834
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[3]	6,308	6,565
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[3]	2,483	2,578
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[3]	1,522	1,573
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[3]	9,278	9,323
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[3]	2,452	2,462
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[3]	2,152	2,156
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[3]	1,054	1,064
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[3]	1,022	1,032
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[3]	922	928
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[3]	198	198
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[3]	2,824	2,892
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[3]	2,156	2,193
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[3]	1,570	1,606
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[3]	1,458	1,496
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[3]	1,346	1,383
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[3]	878	897
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[3]	1,664	1,722
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[3]	1,633	1,692
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[3]	1,101	1,142

17	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[3]	USD811	$842
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[3]	594	615
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[3]	7,824	7,841
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[3]	540	559
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[3]	1,074	1,036
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[3]	21,530	21,616
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[3]	2,193	2,235
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[3]	6,294	6,332
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[3]	2,680	2,686
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[3]	4,574	4,583
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[3]	5,981	5,771
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[3]	348	354
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	8,451	8,427
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	12,982	12,909
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	11,476	11,438
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,5]	10,874	10,823
	Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,660	2,644
	Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,010	1,992
	Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	377	372
	Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	29
	Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]	10	10
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[3]	27,723	28,673
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[3]	6,017	6,233
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]	2,819	2,639
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	4,383	4,093
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]	4,372	4,071
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]	13	11
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	10	9
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	2,291	2,209
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	3,123	2,991
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	40	38
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	844	804
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	6,607	6,272
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,338	1,240
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	9,537	9,238
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,586	1,532
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	33	33
	Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,391	1,394
	Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	302	302
	Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	979	979
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	28	28
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[3]	301	299
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]	18,218	18,023
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]	18,168	18,007
	Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
	Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
	Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
	Government National Mortgage Assn. Pool #725876 4.902% 9/20/2061[3]	— [7]	— [7]
	Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061[3]	1	1
	Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[3]	1	1
	Government National Mortgage Assn. Pool #AC0975 4.695% 4/20/2063[3]	1	1
	Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063[3]	— [7]	— [7]
	Government National Mortgage Assn. Pool #776094 4.737% 10/20/2063[3]	1	1
	Government National Mortgage Assn. Pool #AG8041 4.518% 11/20/2063[3]	3	3

Short-Term Bond Fund of America	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AG8060 4.516% 12/20/2063[3]	USD3	$3
	Government National Mortgage Assn. Pool #AG8069 4.391% 1/20/2064[3]	5	5
	Government National Mortgage Assn. Pool #AG8070 4.516% 1/20/2064[3]	3	3
	Government National Mortgage Assn. Pool #AC1026 4.694% 1/20/2064[3]	1	1
	Government National Mortgage Assn. Pool #AG8081 4.39% 2/20/2064[3]	5	5
	Government National Mortgage Assn. Pool #AG8082 4.493% 2/20/2064[3]	3	3
	Government National Mortgage Assn. Pool #AG8076 4.779% 2/20/2064[3]	1	1
	Government National Mortgage Assn. Pool #767680 4.412% 6/20/2064[3]	10	10
	Government National Mortgage Assn. Pool #AG8149 5.056% 6/20/2064[3,5]	21	21
	Government National Mortgage Assn. Pool #AO0461 4.555% 8/20/2065[3]	5	5
	Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	1,794	1,731
	Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.93% 5/20/2062[3,5]	89	89
	Government National Mortgage Assn., Series 2012-H20, Class PT, 5.121% 7/20/2062[3,5]	1,139	1,135
	Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.83% 3/20/2064[3,5]	506	504
	Uniform Mortgage-Backed Security 6.00% 3/1/2040[3,8]	50,695	51,919
	Uniform Mortgage-Backed Security 3.50% 3/1/2055[3,8]	3	3
	Uniform Mortgage-Backed Security 5.50% 3/1/2055[3,8]	3,918	3,923
	Uniform Mortgage-Backed Security 6.00% 3/1/2055[3,8]	12,991	13,206
	Uniform Mortgage-Backed Security 6.50% 3/1/2055[3,8]	81,523	83,989
	Uniform Mortgage-Backed Security 7.00% 3/1/2055[3,8]	41	42
	Uniform Mortgage-Backed Security 4.50% 4/1/2055[3,8]	16,266	15,653
	Uniform Mortgage-Backed Security 5.50% 4/1/2055[3,8]	4,327	4,330
	Uniform Mortgage-Backed Security 6.00% 4/1/2055[3,8]	26,156	26,557
	Uniform Mortgage-Backed Security 6.50% 4/1/2055[3,8]	3,783	3,893
	Uniform Mortgage-Backed Security 7.00% 4/1/2055[3,8]	28,276	29,555
			1,385,887

Collateralized mortgage-backed obligations (privately originated) 7.32%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[3,4,6]	5,965	5,990
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[3,4,6]	5,767	5,764
	Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.169% 10/25/2035[3,5]	693	683
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]	2,416	2,166
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]	2,766	2,690
	Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]	336	323
	Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]	2,646	2,562
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]	1,051	999
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,6]	7,649	7,299
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[3,4,6]	12,306	11,866
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[3,4,6]	— [7]	— [7]
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]	1,923	1,786
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]	6,276	5,862
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]	5,529	5,401
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]	301	275
	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,6]	1,142	1,111
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026)[3,4,6]	586	583
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,6]	5,918	5,909
	BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[3,4,5]	18,915	17,395
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[3,4,6]	1,806	1,826
	BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[3,4,6]	9,752	9,819
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 6.125% 1/29/2070[3,4]	3,584	3,578

19	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]	USD2,175	$2,115
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]	1,000	928
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,5]	5,506	5,462
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[3,4,5]	2,852	2,797
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,4,5]	14,882	14,712
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[3,4,5]	40,686	39,792
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[3,4,6]	7,595	7,431
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]	891	888
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]	8,109	7,669
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]	1,467	1,356
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,4,6]	7,938	7,982
	COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[3,4,6]	4,724	4,805
	COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027)[3,4,6]	1,537	1,570
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]	7,806	6,945
	Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.466% 7/25/2025[3,5]	7,091	7,225
	Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 10.216% 7/25/2029[3,5]	850	924
	Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.716% 7/25/2030[3,5]	4,115	4,184
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.452% 3/25/2042[3,4,5]	1,749	1,775
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.252% 6/25/2043[3,4,5]	1,787	1,804
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.402% 1/25/2044[3,4,5]	2,644	2,647
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.452% 2/25/2044[3,4,5]	702	703
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.352% 5/25/2044[3,4,5]	4,028	4,032
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.502% 9/25/2044[3,4,5]	5,751	5,769
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]	1,611	1,577
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]	6,200	6,177
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[3,4,5]	24,116	24,009
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]	12,243	14,227
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.166% 4/25/2028[3,5]	1,538	1,570
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.016% 7/25/2028[3,5]	1,313	1,358
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 9.466% 12/25/2028[3,5]	5,015	5,216
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA2, Class M2AR, (30-day Average USD-SOFR + 0.764%) 5.116% 12/25/2030[3,4,5]	288	288
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.652% 2/25/2042[3,4,5]	317	318
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.352% 4/25/2042[3,4,5]	1,580	1,596
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.302% 6/25/2042[3,4,5]	5,427	5,566
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.502% 9/25/2042[3,4,5]	108	109
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.166% 1/25/2050[3,4,5]	206	206
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[3,4,6]	782	788
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,4,6]	4,051	4,088

Short-Term Bond Fund of America	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	USD14,150	$12,759
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[3,4,6]	6,374	6,161
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]	5,792	5,537
	Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026[3,4]	8,825	8,444
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]	422	417
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,4,6]	9,816	9,910
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,4,6]	15,359	15,394
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,6]	9,373	9,363
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[3,4,6]	1,957	1,957
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[3,4,6]	5,661	5,656
	MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[3,4,5]	1,253	1,205
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[3,4,6]	8,554	8,546
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,4,6]	4,755	4,785
	Mill City Mortgage Trust, Series 15-1, Class M3, 3.819% 6/25/2056[3,4,5]	3,015	2,982
	Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]	3,762	3,742
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]	2,869	2,766
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[3,4,6]	17,340	17,581
	New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]	210	201
	New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]	431	416
	New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]	184	176
	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]	1,318	1,276
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]	367	358
	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]	747	741
	New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]	642	626
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]	5,042	4,818
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[3,4,6]	12,082	12,026
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,4,5]	2,803	2,626
	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[3,4]	6,537	6,384
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,4,6]	5,156	5,182
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,4,6]	5,642	5,681
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,4,6]	9,714	9,796
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.66% 4/25/2053[3,4,5]	13,782	13,601
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[3,4,6]	6,846	6,877
	Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027)[3,4,6]	834	848
	Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027)[3,4,6]	2,981	3,024
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[3,4,6]	1,115	1,123
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[3,4,6]	7,899	7,970
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,4,6]	11,605	11,737
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[3,4,6]	10,335	10,454

21	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[3,4,6]	USD27,877	$28,205
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[3,4,6]	4,551	4,541
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[3,4,6]	8,746	8,838
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[3,4,6]	24,880	24,989
	Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[3,4,6]	7,382	7,428
	Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[3,4,6]	22,010	22,111
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]	7,702	6,751
	PRKCM Trust, Series 23-AFC4, Class A1, 7.23% 11/25/2058 (8.225% on 10/1/2027)[3,4,6]	4,481	4,573
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[3,4]	3,581	3,331
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,4]	10,898	10,696
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,4]	5,675	5,491
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]	621	603
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,4]	3,828	3,657
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[3,4,5]	418	392
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[3,4]	5,616	5,250
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]	218	218
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041[3,4,5]	4,401	4,439
	Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042[3,4,5]	2,339	2,348
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.434% 10/25/2048[3,4,5]	2,191	2,207
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]	1,144	1,137
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.236% 3/25/2054[3,4,5]	3,500	3,452
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.516% 2/25/2055[3,4,5]	1,830	1,798
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]	1,116	1,112
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.013% 5/25/2055[3,4,5]	19,970	19,590
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	2,921	2,866
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[3,4,5]	4,000	3,957
	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.109% 4/25/2056[3,4,5]	1,788	1,746
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	2,538	2,473
	Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,5]	4,000	3,864
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]	4,963	4,916
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.034% 2/25/2057[3,4,5]	194	205
	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,5]	1,084	1,076
	Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.624% 4/25/2057[3,4,5]	522	513
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]	6,818	6,684
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,5]	2,254	2,194
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]	2	2
	Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]	2,300	2,211
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]	1,886	1,844
	Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.979% 11/25/2057[3,4,5]	2,074	2,065
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]	856	843
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]	3,961	3,903
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]	5,625	5,441
	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]	921	912
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]	4,229	4,136
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.434% 5/25/2058[3,4,5]	213	219
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.694% 12/25/2058[3,4,5]	4,439	4,303
	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.434% 10/25/2059[3,4,5]	1,157	1,178
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]	2,805	2,548
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.76% 11/25/2060[3,4,5]	6,124	5,905

Short-Term Bond Fund of America	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,4]	USD8,850	$8,519
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[3,4,5]	3,587	3,650
	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]	802	743
	Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[3,4]	3,247	3,297
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[3,4]	3,433	3,432
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,4]	2,770	2,792
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[3,4]	5,988	5,936
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,4,6]	5,705	5,718
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,4,6]	3,997	4,015
	Verus Securitization Trust, Series 2023-2, Class A1, 6.193% 3/25/2068 (7.193% on 3/1/2027)[3,4,6]	1,325	1,333
	Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027)[3,4,6]	6,340	6,365
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,4,6]	9,772	9,873
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,4,6]	6,986	7,049
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[3,4,6]	31,919	32,311
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,4,6]	9,817	9,927
	Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[3,4,5]	6,030	6,013
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[3,4,6]	5,673	5,676
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[3,4,5]	6,138	6,150
	Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[3,4,5]	13,131	13,164
			892,765

Commercial mortgage-backed securities 5.65%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,4]	1,981	1,895
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041[3,4,5]	1,342	1,347
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[3,4,5]	7,479	7,574
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	496
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	10,654	10,400
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	3,099	3,028
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[3,5]	1,465	1,525
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[3,5]	4,885	5,236
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[3]	1,300	1,356
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[3]	13,693	14,315
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[3]	1,881	1,961
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[3,5]	3,820	3,998
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[3,5]	1,798	1,879
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]	1,185	1,099
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	1,613	1,507
	Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062[3]	1,649	1,521
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037[3,4,5]	6,045	5,767

23	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,5]	USD388	$420
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[3]	1,719	1,774
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]	1,570	1,541
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]	6,824	5,849
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[3,5]	4,348	4,591
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[3]	672	703
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[3]	1,987	2,095
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[3]	14,584	15,064
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[3,5]	550	572
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[3]	581	593
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[3]	2,000	2,094
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[3]	1,930	2,013
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.654% 3/15/2041[3,4,5]	10,917	10,934
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3,5]	971	1,022
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[3,5]	1,996	2,123
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[3,5]	370	396
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,5]	2,244	2,335
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[3,5]	3,940	4,133
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[3]	707	722
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[3,5]	3,140	3,244
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.233% 8/15/2041[3,4,5]	10,000	10,062
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.21% 4/15/2037[3,4,5]	10,157	10,183
	BX Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.662% 12/15/2039[3,4,5]	5,773	5,779
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 11/15/2026[3,4,5]	15,159	15,186
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027[3,4,5]	4,773	4,795
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029[3,4,5]	6,170	6,185
	BX Trust, Series 21-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.126% 1/15/2034[3,4,5]	589	588
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034[3,4,5]	3,493	3,508
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034[3,4,5]	16,845	16,767
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036[3,4,5]	18,852	18,743
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036[3,4,5]	3,976	3,975
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038[3,4,5]	1,598	1,594
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038[3,4,5]	955	953
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038[3,4,5]	16,301	16,277
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039[3,4,5]	10,634	10,593
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039[3,4,5]	15,431	15,513
	BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[3,4,5]	25,672	25,784
	BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[3,4]	12,005	12,448
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]	3,158	3,048
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041[3,4,5]	3,180	3,194

Short-Term Bond Fund of America	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041[3,4,5]	USD421	$423
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[3,4,5]	10,569	10,599
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]	2,000	1,909
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,4,5]	17,000	17,773
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,4,5]	6,311	6,488
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[3]	1,000	983
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	4,060	4,044
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,854
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[3]	318	308
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[3,5]	882	841
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,4]	5,393	5,582
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[3,4,5]	4,339	4,422
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[3,4,5]	3,942	4,022
	ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[3,4,5]	5,283	5,370
	ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039[3,4,5]	4,744	4,813
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038[3,4,5]	9,212	9,218
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	7,079	7,249
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029[3,4,5]	5,334	5,369
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,4]	4,347	4,488
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.123% 8/15/2039[3,4,5]	8,000	8,040
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041[3,4,5]	7,231	7,269
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[3,4,5]	19,636	19,855
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	270	269
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,450
	GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]	5,186	5,172
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]	1,000	963
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]	2,975	2,524
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.759% 5/17/2038[3,4,5]	4,500	4,499
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2037[3,4,5]	18,250	18,293
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,4,5]	7,830	7,930
	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[3,4,5]	23,928	24,469
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,219
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]	7,510	7,014
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]	2,738	2,678
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]	2,145	2,101
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039[3,4,5]	4,950	4,970
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039[3,4,5]	7,965	8,000
	LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[3,4,5]	10,198	10,257
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]	6,622	6,176

25	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038[3,4,5]	USD3,272	$3,269
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,5]	1,000	978
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	68	68
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	711	701
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	7,505	7,064
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]	7,365	6,708
	ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041[3,4]	5,000	5,078
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.704% 5/15/2039[3,4,5]	6,371	6,381
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,4,6]	14,780	14,697
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038[3,4,5]	500	491
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	750	730
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.003% 7/15/2036[3,4,5]	3,219	3,206
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038[3,4,5]	3,880	3,874
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039[3,4,5]	16,312	16,279
	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.75% 3/15/2042[3,4,5]	20,328	20,310
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,5]	6,749	6,719
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	5,023
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[3,5]	1,000	957
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[3]	410	431
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[3]	2,452	2,567
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[3,5]	3,899	4,077
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,5]	8,775	8,721
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027[3,4,5]	17,286	17,395
			689,924
	Total mortgage-backed obligations		2,968,576
Corporate bonds, notes & loans 6.62%
Financials 4.11%
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]	20,000	20,344
	American Express Co. 4.90% 2/13/2026	1,250	1,255
	American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026)[6]	18,000	18,222
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	2,500	2,511
	Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[6]	5,000	5,045
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	10,000	10,080
	Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026)[6]	10,000	10,005
	Bank of New York Mellon (The) (USD-SOFR + 0.45%) 5.062% 3/13/2026[5]	10,000	10,003
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	10,000	10,106
	Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,260
	Citibank, NA 4.929% 8/6/2026	3,000	3,022
	Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[6]	8,100	8,124
	Cooperatieve Rabobank UA 4.85% 1/9/2026	20,000	20,087
	Guardian Life Global Funding 0.875% 12/10/2025[4]	8,000	7,793
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	20,000	19,955

Short-Term Bond Fund of America	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	USD23,895	$24,348
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,000	5,022
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	11,295	11,266
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	31,000	31,588
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	10,000	10,110
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	15,000	15,266
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	1,325	1,343
	Mastercard, Inc. 4.10% 1/15/2028	15,865	15,828
	Mastercard, Inc. 4.55% 3/15/2028	6,505	6,560
	Met Tower Global Funding 1.25% 9/14/2026[4]	20,000	19,099
	Metropolitan Life Global Funding I 5.00% 1/6/2026[4]	10,000	10,049
	Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	16,000	15,281
	Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	5,600	5,596
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[6]	10,000	10,202
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[6]	10,000	10,085
	National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,032
	National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,104
	New York Life Global Funding 0.95% 6/24/2025[4]	17,280	17,092
	New York Life Global Funding 0.85% 1/15/2026[4]	8,000	7,767
	Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	16,215	15,734
	Northwestern Mutual Global Funding 4.11% 9/12/2027[4]	2,500	2,483
	PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[6]	12,500	12,593
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	2,500	2,570
	Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[6]	10,000	10,098
	Swedbank AB 6.136% 9/12/2026[4]	20,000	20,465
	Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	7,140
	Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,564
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	12,221	12,247
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	2,931	2,990
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	8,788	8,777
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	13,000	13,266
			502,377

Consumer discretionary 0.62%
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	3,343	3,357
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	6,525	6,242
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	3,502	3,526
	Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[4]	22,477	22,670
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	6,068	6,214
	Hyundai Capital America 5.45% 6/24/2026[4]	6,226	6,292
	Hyundai Capital America 5.275% 6/24/2027[4]	10,000	10,130
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	3,725	3,747
	Toyota Motor Credit Corp. 0.80% 1/9/2026	8,695	8,441
	Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,506
	Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,517
			75,642

Health care 0.54%
	AbbVie, Inc. 4.80% 3/15/2027	13,000	13,116
	AbbVie, Inc. 4.80% 3/15/2029	10,000	10,109
	Eli Lilly and Co. 5.00% 2/27/2026	1,250	1,250
	Eli Lilly and Co. 4.75% 2/12/2030	15,890	16,101
	Johnson & Johnson 4.50% 3/1/2027	16,500	16,600
	Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,511
	Roche Holdings, Inc. 4.203% 9/9/2029[4]	5,562	5,528
			66,215

27	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.40%
	Accenture Capital, Inc. 3.90% 10/4/2027	USD11,500	$11,396
	Apple, Inc. 4.00% 5/10/2028	7,500	7,487
	Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,800
	Microsoft Corp. 3.40% 6/15/2027	7,500	7,393
			49,076

Energy 0.34%
	Chevron USA, Inc. 4.687% 4/15/2030	9,447	9,523
	Qatar Energy 1.375% 9/12/2026[4]	15,000	14,303
	Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	17,690	17,311
			41,137

Materials 0.19%
	Air Products and Chemicals, Inc. 1.50% 10/15/2025	3,405	3,346
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,000	8,033
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,078
	EIDP, Inc. 4.50% 5/15/2026	5,417	5,421
			22,878

Communication services 0.14%
	Comcast Corp. 5.10% 6/1/2029	10,000	10,216
	SBA Tower Trust 1.631% 11/15/2026[4]	6,741	6,381
			16,597

Real estate 0.12%
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 4.989% 4/16/2027[5]	15,000	15,084

Consumer staples 0.08%
	Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,532
	Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,248
	Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,307
			10,087

Utilities 0.08%
	Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,025
	Southern California Edison Co. 4.875% 2/1/2027	7,935	7,972
	Southern California Edison Co. 5.65% 10/1/2028	661	675
			9,672
	Total corporate bonds, notes & loans		808,765
Bonds & notes of governments & government agencies outside the U.S. 1.29%
	Abu Dhabi (Emirate of) 3.125% 10/11/2027[4]	15,000	14,576
	Asian Development Bank 2.875% 5/6/2025	10,981	10,951
	Asian Development Bank 1.00% 4/14/2026	19,197	18,551
	Asian Development Bank 3.875% 9/28/2032	1,163	1,139
	Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[4]	9,184	9,163
	Chile (Republic of) 4.85% 1/22/2029	1,855	1,859
	Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,147
	CPPIB Capital, Inc. 0.875% 9/9/2026[4]	10,154	9,664
	CPPIB Capital, Inc. 4.375% 1/30/2027[4]	1,702	1,707
	CPPIB Capital, Inc. 4.25% 7/20/2028[4]	2,393	2,392
	European Bank for Reconstruction & Development 0.50% 5/19/2025	4,750	4,710
	European Investment Bank 4.00% 2/15/2029	14,700	14,665
	Inter-American Development Bank 0.625% 7/15/2025	5,500	5,425
	Inter-American Development Bank 4.50% 5/15/2026	3,528	3,543
	International Bank for Reconstruction and Development 0.75% 3/11/2025	3,526	3,523
	Japan Bank for International Cooperation 2.875% 4/14/2025	7,888	7,873
	Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,627
	Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	6,173	5,864
	Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	8,000	7,796
	Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,288

Short-Term Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	USD2,000	$1,964
Sweden (Kingdom of) 4.375% 1/30/2026[4]	8,840	8,845
Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,661
		156,933
Municipals 0.17%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,450

Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	13,586
Total municipals		21,036
Federal agency bonds & notes 0.03%
Fannie Mae 0.375% 8/25/2025	4,033	3,958
Total bonds, notes & other debt instruments (cost: $11,078,463,000)		11,114,488
Short-term securities 10.50%	Shares
Money market investments 10.50%
Capital Group Central Cash Fund 4.37%[9,10]	12,817,352	1,281,992
Total short-term securities (cost: $1,281,796,000)		1,281,992
Options purchased (equity style) 0.00%
Options purchased (equity style)*		324
Total options purchased (equity style) (cost: $722,000)		324
Total investment securities 101.54% (cost: $12,360,981,000)		12,396,804
Other assets less liabilities (1.54)%		(188,411)
Net assets 100.00%		$12,208,393
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2025 (000)
Call
3 Month SOFR Futures Option	1,500	3/14/2025	USD97.00	USD375,000	$9
3 Month SOFR Futures Option	52	6/13/2025	97.00	13,000	4
3 Month SOFR Futures Option	158	6/13/2025	98.00	39,500	6
3 Month SOFR Futures Option	174	9/12/2025	97.00	43,500	39
3 Month SOFR Futures Option	2,835	9/12/2025	98.00	708,750	266
					$324

29	Short-Term Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
30 Day Federal Funds Futures	Long	6	5/1/2025	USD2,392	$— [7]
30 Day Federal Funds Futures	Long	69	8/1/2025	27,585	17
3 Month SOFR Futures	Long	50	3/19/2025	11,955	(2)
3 Month SOFR Futures	Short	30	9/17/2025	(7,197)	48
2 Year U.S. Treasury Note Futures	Long	25,672	7/3/2025	5,313,302	20,319
5 Year U.S. Treasury Note Futures	Long	999	7/3/2025	107,830	836
10 Year U.S. Treasury Note Futures	Short	1,670	6/30/2025	(185,527)	(620)
10 Year Ultra U.S. Treasury Note Futures	Short	6,631	6/30/2025	(757,592)	(10,285)
20 Year U.S. Treasury Note Futures	Short	109	6/30/2025	(12,872)	(144)
30 Year Ultra U.S. Treasury Bond Futures	Short	687	6/30/2025	(85,274)	(2,202)
					$7,967
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD4,898	$(13)	$—	$(13)
3.948%	Annual	SOFR	Annual	11/6/2026	19,000	17	—	17
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	78	—	78
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(85)	—	(85)
						$(3)	$—	$(3)
Investments in affiliates10

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 10.50%
Money market investments 10.50%
Capital Group Central Cash Fund 4.37% [9]	$1,563,407	$2,217,854	$2,499,235	$203	$(237)	$1,281,992	$26,600

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,946,000, which represented .21% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,131,148,000, which represented 33.84% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Step bond; coupon rate may change at a later date.
[7]	Amount less than one thousand.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 2/28/2025.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Short-Term Bond Fund of America	30

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

31	Short-Term Bond Fund of America

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,079,184)	$11,114,812
Affiliated issuers (cost: $1,281,797)	1,281,992	$12,396,804
Cash		9,477
Receivables for:
Sales of investments	767,739
Sales of fund’s shares	23,409
Dividends and interest	53,826
Variation margin on futures contracts	8,313
Variation margin on centrally cleared swap contracts	77	853,364
		13,259,645
Liabilities:
Payables for:
Purchases of investments	1,031,433
Repurchases of fund’s shares	11,736
Dividends on fund’s shares	643
Investment advisory services	2,329
Services provided by related parties	1,273
Trustees’ deferred compensation	162
Variation margin on futures contracts	3,547
Variation margin on centrally cleared swap contracts	69
Other	60	1,051,252
Net assets at February 28, 2025		$12,208,393
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,723,781
Total distributable earnings (accumulated loss)		(515,388)
Net assets at February 28, 2025		$12,208,393

Refer to the notes to financial statements.

Short-Term Bond Fund of America	32

Financial statements (continued)
Statement of assets and liabilities at February 28, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,273,612 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,224,898	440,667	$9.59
Class C	48,186	5,115	9.42
Class T	10	1	9.59
Class F-1	69,587	7,258	9.59
Class F-2	1,000,825	104,382	9.59
Class F-3	587,108	61,223	9.59
Class 529-A	463,869	48,384	9.59
Class 529-C	10,870	1,158	9.38
Class 529-E	14,257	1,489	9.57
Class 529-T	11	1	9.59
Class 529-F-1	11	1	9.59
Class 529-F-2	168,329	17,553	9.59
Class 529-F-3	11	1	9.59
Class R-1	2,758	293	9.41
Class R-2	37,846	4,025	9.40
Class R-2E	1,711	179	9.56
Class R-3	53,331	5,573	9.57
Class R-4	28,475	2,970	9.59
Class R-5E	10,525	1,098	9.59
Class R-5	11,193	1,167	9.59
Class R-6	5,474,582	571,074	9.59

Refer to the notes to financial statements.

33	Short-Term Bond Fund of America

Financial statements (continued)
Statement of operations for the six months ended February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$253,315
Dividends from affiliated issuers	26,600	$279,915
Fees and expenses*:
Investment advisory services	14,929
Distribution services	7,405
Transfer agent services	2,886
Administrative services	1,777
529 plan services	174
Reports to shareholders	108
Registration statement and prospectus	360
Trustees’ compensation	37
Auditing and legal	19
Custodian	13
Other	24	27,732
Net investment income		252,183
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(2,715)
Affiliated issuers	203
Options written	1,756
Futures contracts	(11,674)
Swap contracts	2,319	(10,111)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	13,377
Affiliated issuers	(237)
Options written	653
Futures contracts	2,680
Swap contracts	66	16,539
Net realized gain (loss) and unrealized appreciation (depreciation)		6,428
Net increase (decrease) in net assets resulting from operations		$258,611
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	34

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2025*	2024

Operations:
Net investment income	$252,183	$483,046
Net realized gain (loss)	(10,111)	(42,018)
Net unrealized appreciation (depreciation)	16,539	251,701
Net increase (decrease) in net assets resulting from operations	258,611	692,729
Distributions paid or accrued to shareholders	(250,231)	(475,839)
Net capital share transactions	382,231	(208,333)
Total increase (decrease) in net assets	390,611	8,557
Net assets:
Beginning of period	11,817,782	11,809,225
End of period	$12,208,393	$11,817,782
*
Unaudited.
Refer to the notes to financial statements.

35	Short-Term Bond Fund of America

Notes to financial statementsunaudited
1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class C, T, 529-C and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Short-Term Bond Fund of America	36

Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

37	Short-Term Bond Fund of America

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,972,134	$—	$3,972,134
Asset-backed obligations	—	3,183,086	—	3,183,086
Mortgage-backed obligations	—	2,968,576	—	2,968,576
Corporate bonds, notes & loans	—	808,765	—	808,765
Bonds & notes of governments & government agencies outside the U.S.	—	156,933	—	156,933
Municipals	—	21,036	—	21,036
Federal agency bonds & notes	—	3,958	—	3,958
Short-term securities	1,281,992	—	—	1,281,992
Options purchased on futures (equity style)	324	—	—	324
Total	$1,282,316	$11,114,488	$—	$12,396,804

Short-Term Bond Fund of America	38

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,220	$—	$—	$21,220
Unrealized appreciation on centrally cleared interest rate swaps	—	95	—	95
Liabilities:
Unrealized depreciation on futures contracts	(13,253)	—	—	(13,253)
Unrealized depreciation on centrally cleared interest rate swaps	—	(98)	—	(98)
Total	$7,967	$(3)	$—	$7,964
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

39	Short-Term Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Short-Term Bond Fund of America	40

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

41	Short-Term Bond Fund of America

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,541,900,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,495,043,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Short-Term Bond Fund of America	42

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $827,178,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$324	Investment securities	$—
Futures	Interest	Unrealized appreciation*	21,220	Unrealized depreciation*	13,253
Swap (centrally cleared)	Interest	Unrealized appreciation*	95	Unrealized depreciation*	98
			$21,639		$13,351

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$2,285	Net unrealized appreciation (depreciation) on investments	$(398)
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,756	Net unrealized appreciation (depreciation) on options written	653
Futures	Interest	Net realized gain (loss) on futures contracts	(11,674)	Net unrealized appreciation (depreciation) on futures contracts	2,680
Swap	Interest	Net realized gain (loss) on swap contracts	2,319	Net unrealized appreciation (depreciation) on swap contracts	66
			$(5,314)		$3,001
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

43	Short-Term Bond Fund of America

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$3,036
Capital loss carryforward*	(543,465)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$93,265
Gross unrealized depreciation on investments	(50,459)
Net unrealized appreciation (depreciation) on investments	42,806
Cost of investments	12,361,963

Short-Term Bond Fund of America	44

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2025	2024
Class A	$81,983	$162,205
Class C	782	1,657
Class T	— †	— †
Class F-1	1,362	2,817
Class F-2	21,088	40,121
Class F-3	12,558	26,297
Class 529-A	9,253	18,150
Class 529-C	180	354
Class 529-E	265	542
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	3,362	5,832
Class 529-F-3	— †	— †
Class R-1	33	56
Class R-2	625	1,247
Class R-2E	32	55
Class R-3	1,032	2,047
Class R-4	595	1,097
Class R-5E	190	316
Class R-5	233	470
Class R-6	116,658	212,576
Total	$250,231	$475,839
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended February 28, 2025, the investment advisory services fees were $14,929,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

45	Short-Term Bond Fund of America

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, unreimbursed expenses subject to reimbursement totaled $10,529,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2025, the 529 plan services fees were $174,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,138	$1,914	$614	Not applicable
Class C	237	22	7	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	83	46	10	Not applicable
Class F-2	Not applicable	520	147	Not applicable
Class F-3	Not applicable	1	86	Not applicable
Class 529-A	529	205	69	$125
Class 529-C	55	5	2	3
Class 529-E	34	3	2	4
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	38	24	42
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	10	1	— *	Not applicable
Class R-2	141	60	6	Not applicable
Class R-2E	5	1	— *	Not applicable
Class R-3	137	36	8	Not applicable
Class R-4	36	12	4	Not applicable
Class R-5E	Not applicable	7	1	Not applicable
Class R-5	Not applicable	3	2	Not applicable
Class R-6	Not applicable	12	795	Not applicable

Total class-specific expenses	$7,405	$2,886	$1,777	$174
*
Amount less than one thousand.

Short-Term Bond Fund of America	46

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $37,000 in the fund’s statement of operations reflects $26,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

47	Short-Term Bond Fund of America

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2025
Class A	$998,132	104,496	$81,162	8,488	$(960,439)	(100,537)	$118,855	12,447
Class C	11,812	1,259	775	83	(12,109)	(1,291)	478	51
Class T	—	—	—	—	—	—	—	—
Class F-1	7,537	789	1,340	140	(6,957)	(728)	1,920	201
Class F-2	237,186	24,820	20,399	2,133	(224,776)	(23,541)	32,809	3,412
Class F-3	82,911	8,675	12,142	1,270	(83,555)	(8,741)	11,498	1,204
Class 529-A	63,854	6,683	9,219	964	(72,523)	(7,594)	550	53
Class 529-C	2,948	315	179	19	(3,509)	(375)	(382)	(41)
Class 529-E	2,314	242	264	27	(2,119)	(222)	459	47
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,310	3,696	3,349	350	(22,117)	(2,315)	16,542	1,731
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,012	108	33	3	(60)	(6)	985	105
Class R-2	5,751	614	619	66	(7,304)	(778)	(934)	(98)
Class R-2E	254	27	32	3	(196)	(21)	90	9
Class R-3	7,070	740	1,020	107	(11,907)	(1,249)	(3,817)	(402)
Class R-4	3,952	414	590	62	(6,054)	(635)	(1,512)	(159)
Class R-5E	2,917	305	188	20	(1,197)	(125)	1,908	200
Class R-5	1,481	155	231	24	(1,436)	(150)	276	29
Class R-6	412,351	43,144	115,942	12,125	(325,787)	(34,144)	202,506	21,125
Total net increase (decrease)	$1,876,792	196,482	$247,484	25,884	$(1,742,045)	(182,452)	$382,231	39,914

Year ended August 31, 2024
Class A	$1,500,361	158,624	$160,270	16,939	$(2,019,977)	(213,591)	$(359,346)	(38,028)
Class C	17,464	1,879	1,641	176	(31,911)	(3,436)	(12,806)	(1,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,017	1,484	2,764	293	(29,129)	(3,077)	(12,348)	(1,300)
Class F-2	384,648	40,674	38,341	4,052	(457,113)	(48,344)	(34,124)	(3,618)
Class F-3	174,389	18,425	25,500	2,695	(369,187)	(39,041)	(169,298)	(17,921)
Class 529-A	115,236	12,181	18,072	1,910	(146,774)	(15,498)	(13,466)	(1,407)
Class 529-C	6,817	736	351	38	(7,391)	(798)	(223)	(24)
Class 529-E	3,402	361	538	57	(4,835)	(511)	(895)	(93)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	51,459	5,433	5,804	613	(40,823)	(4,305)	16,440	1,741
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	429	46	56	6	(440)	(48)	45	4
Class R-2	8,462	912	1,234	133	(11,721)	(1,265)	(2,025)	(220)
Class R-2E	637	68	55	6	(613)	(65)	79	9
Class R-3	13,881	1,471	2,030	215	(14,181)	(1,502)	1,730	184
Class R-4	8,289	877	1,092	116	(10,492)	(1,111)	(1,111)	(118)
Class R-5E	3,352	354	315	33	(2,361)	(249)	1,306	138
Class R-5	2,678	283	463	49	(3,633)	(384)	(492)	(52)
Class R-6	771,260	81,326	211,316	22,336	(604,375)	(63,851)	378,201	39,811
Total net increase (decrease)	$3,076,781	325,134	$469,842	49,667	$(3,754,956)	(397,076)	$(208,333)	(22,275)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,913,273,000 and $5,761,896,000, respectively, during the six months ended February 28, 2025.

Short-Term Bond Fund of America	48

11. Ownership concentration

At February 28, 2025, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College Enrollment Fund, held aggregate ownership of 14% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College Enrollment Fund.

49	Short-Term Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6]	$9.58	$.19	$.01	$.20	$(.19 )	$—	$(.19 )	$9.59	2.11%[7]	$4,225	.69%[8]	.69%[8]	4.04%[8]
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.95	4,103.69		.69	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.89	4,385.68		.68	2.56
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	5,031.67		.67	.86
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	5,070.67		.67	.44
8/31/2020	9.96	.13	.24	.37	(.14 )	— [9]	(.14 )	10.19	3.82	4,456.70		.70	1.26
Class C:
2/28/2025[5,6]	9.41	.16	— [9]	.16	(.15 )	—	(.15 )	9.42	1.76 [7]	48	1.38 [8]	1.38 [8]	3.34 [8]
8/31/2024	9.24	.30	.17	.47	(.30 )	—	(.30 )	9.41	5.14	48	1.38	1.38	3.24
8/31/2023	9.39	.17	(.15 )	.02	(.17 )	—	(.17 )	9.24	.27	60	1.38	1.38	1.82
8/31/2022	9.88	.02	(.47 )	(.45 )	(.04 )	—	(.04 )	9.39	(4.56)	80	1.37	1.37	.18
8/31/2021	10.06	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.88	(.77 )	80	1.37	1.37	(.25 )
8/31/2020	9.84	.05	.25	.30	(.08 )	— [9]	(.08 )	10.06	3.05	79	1.39	1.39	.55
Class T:
2/28/2025[5,6]	9.59	.21	(.01 )	.20	(.20 )	—	(.20 )	9.59	2.25 [7,10]	— [11]	.39 [8,10]	.39 [8,10]	4.33 [8,10]
8/31/2024	9.41	.40	.18	.58	(.40 )	—	(.40 )	9.59	6.16 [10]	— [11]	.39 [10]	.39 [10]	4.27 [10]
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30 [10]	— [11]	.37 [10]	.37 [10]	2.90 [10]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)[10]	— [11]	.37 [10]	.37 [10]	1.15 [10]
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.16 [10]	— [11]	.37 [10]	.37 [10]	.74 [10]
8/31/2020	9.96	.16	.24	.40	(.17 )	— [9]	(.17 )	10.19	4.13 [10]	— [11]	.39 [10]	.39 [10]	1.60 [10]
Class F-1:
2/28/2025[5,6]	9.58	.19	.01	.20	(.19 )	—	(.19 )	9.59	2.11 [7]	70	.67 [8]	.67 [8]	4.05 [8]
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.96	68.68		.68	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	79.67		.67	2.55
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	97.67		.67	.83
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	120.67		.67	.44
8/31/2020	9.96	.13	.24	.37	(.14 )	— [9]	(.14 )	10.19	3.82	131.69		.69	1.26
Class F-2:
2/28/2025[5,6]	9.58	.21	— [9]	.21	(.20 )	—	(.20 )	9.59	2.25 [7]	1,001	.40 [8]	.40 [8]	4.33 [8]
8/31/2024	9.40	.40	.18	.58	(.40 )	—	(.40 )	9.58	6.25	967.40		.40	4.24
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.18	984.40		.40	2.86
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	1,080.40		.40	1.14
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.14	1,079.41		.41	.71
8/31/2020	9.96	.15	.25	.40	(.17 )	— [9]	(.17 )	10.19	4.11	845.41		.41	1.49
Class F-3:
2/28/2025[5,6]	9.58	.21	.01	.22	(.21 )	—	(.21 )	9.59	2.31 [7]	587	.29 [8]	.29 [8]	4.43 [8]
8/31/2024	9.41	.41	.17	.58	(.41 )	—	(.41 )	9.58	6.26	575.29		.29	4.34
8/31/2023	9.56	.28	(.15 )	.13	(.28 )	—	(.28 )	9.41	1.39	733.29		.29	2.94
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	871.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	783.31		.30	.81
8/31/2020	9.96	.16	.25	.41	(.18 )	— [9]	(.18 )	10.19	4.21	538.34		.32	1.62
Class 529-A:
2/28/2025[5,6]	9.58	.19	.01	.20	(.19 )	—	(.19 )	9.59	2.12 [7]	464	.67 [8]	.67 [8]	4.06 [8]
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	5.97	463.67		.67	3.97
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	468.67		.67	2.59
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.83)	501.65		.65	.86
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.12 )	560.66		.66	.45
8/31/2020	9.96	.13	.24	.37	(.14 )	— [9]	(.14 )	10.19	3.82	556.69		.69	1.27
Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	50

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6]	$9.38	$.15	$—	$.15	$(.15 )	$—	$(.15 )	$9.38	1.63%[7]	$11	1.43%[8]	1.43%[8]	3.29%[8]
8/31/2024	9.21	.30	.16	.46	(.29 )	—	(.29 )	9.38	5.10	11	1.43	1.43	3.21
8/31/2023	9.36	.17	(.15 )	.02	(.17 )	—	(.17 )	9.21	.20	11	1.43	1.43	1.84
8/31/2022	9.84	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.36	(4.50)	11	1.42	1.42	.09
8/31/2021	10.03	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.84	(.86 )	14	1.40	1.40	(.28 )
8/31/2020	9.81	.06	.23	.29	(.07 )	— [9]	(.07 )	10.03	3.03	16	1.44	1.44	.59
Class 529-E:
2/28/2025[5,6]	9.57	.18	—	.18	(.18 )	—	(.18 )	9.57	1.90 [7]	14	.88 [8]	.88 [8]	3.85 [8]
8/31/2024	9.39	.35	.18	.53	(.35 )	—	(.35 )	9.57	5.75	14.88		.88	3.76
8/31/2023	9.55	.22	(.16 )	.06	(.22 )	—	(.22 )	9.39	.67	14.89		.89	2.37
8/31/2022	10.02	.06	(.46 )	(.40 )	(.07 )	—	(.07 )	9.55	(4.03)	16.88		.88	.60
8/31/2021	10.18	.02	(.05 )	(.03 )	(.03 )	(.10 )	(.13 )	10.02	(.34 )	21.89		.89	.23
8/31/2020	9.95	.11	.24	.35	(.12 )	— [9]	(.12 )	10.18	3.61	20.91		.91	1.08
Class 529-T:
2/28/2025[5,6]	9.58	.20	.01	.21	(.20 )	—	(.20 )	9.59	2.23 [7,10]	— [11]	.44 [8,10]	.44 [8,10]	4.28 [8,10]
8/31/2024	9.40	.40	.17	.57	(.39 )	—	(.39 )	9.58	6.20 [10]	— [11]	.45 [10]	.45 [10]	4.19 [10]
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.14 [10]	— [11]	.43 [10]	.43 [10]	2.84 [10]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.61)[10]	— [11]	.43 [10]	.43 [10]	1.09 [10]
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.11 [10]	— [11]	.44 [10]	.44 [10]	.67 [10]
8/31/2020	9.96	.15	.25	.40	(.17 )	— [9]	(.17 )	10.19	4.06 [10]	— [11]	.47 [10]	.47 [10]	1.52 [10]
Class 529-F-1:
2/28/2025[5,6]	9.58	.20	.01	.21	(.20 )	—	(.20 )	9.59	2.20 [7,10]	— [11]	.49 [8,10]	.49 [8,10]	4.23 [8,10]
8/31/2024	9.41	.39	.17	.56	(.39 )	—	(.39 )	9.58	6.03 [10]	— [11]	.50 [10]	.50 [10]	4.15 [10]
8/31/2023	9.56	.26	(.15 )	.11	(.26 )	—	(.26 )	9.41	1.17 [10]	— [11]	.50 [10]	.50 [10]	2.76 [10]
8/31/2022	10.03	.10	(.47 )	(.37 )	(.10 )	—	(.10 )	9.56	(3.67)[10]	— [11]	.49 [10]	.49 [10]	1.03 [10]
8/31/2021	10.19	.10	(.09 )	.01	(.07 )	(.10 )	(.17 )	10.03	.07 [10]	— [11]	.42 [10]	.42 [10]	.96 [10]
8/31/2020	9.96	.15	.25	.40	(.17 )	— [9]	(.17 )	10.19	4.07	122.46		.46	1.51
Class 529-F-2:
2/28/2025[5,6]	9.58	.21	— [9]	.21	(.20 )	—	(.20 )	9.59	2.26 [7]	168	.39 [8]	.39 [8]	4.33 [8]
8/31/2024	9.41	.40	.17	.57	(.40 )	—	(.40 )	9.58	6.14	152.40		.40	4.25
8/31/2023	9.56	.28	(.16 )	.12	(.27 )	—	(.27 )	9.41	1.31	132.37		.37	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	133.40		.40	1.13
8/31/2021[5,12]	10.17	.05	(.03 )	.02	(.06 )	(.10 )	(.16 )	10.03	.14 [7]	139	.43 [8]	.43 [8]	.64 [8]
Class 529-F-3:
2/28/2025[5,6]	9.58	.21	.01	.22	(.21 )	—	(.21 )	9.59	2.27 [7]	— [11]	.36 [8]	.36 [8]	4.37 [8]
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.17	— [11]	.37	.37	4.29
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30	— [11]	.37	.37	2.89
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)	— [11]	.37	.37	1.15
8/31/2021[5,12]	10.17	.06	(.04 )	.02	(.06 )	(.10 )	(.16 )	10.03	.18 [7]	— [11]	.44 [8]	.37 [8]	.68 [8]
Class R-1:
2/28/2025[5,6]	9.40	.16	— [9]	.16	(.15 )	—	(.15 )	9.41	1.76 [7]	3	1.38 [8]	1.38 [8]	3.35 [8]
8/31/2024	9.23	.30	.17	.47	(.30 )	—	(.30 )	9.40	5.14	2	1.39	1.39	3.27
8/31/2023	9.38	.17	(.15 )	.02	(.17 )	—	(.17 )	9.23	.25	2	1.39	1.39	1.88
8/31/2022	9.87	— [9]	(.45 )	(.45 )	(.04 )	—	(.04 )	9.38	(4.57)	1	1.39	1.39	(.02 )
8/31/2021	10.05	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.87	(.77 )	3	1.38	1.38	(.26 )
8/31/2020	9.83	.05	.24	.29	(.07 )	— [9]	(.07 )	10.05	3.02	3	1.42	1.42	.53
Refer to the end of the table for footnotes.

51	Short-Term Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6]	$9.40	$.16	$(.01 )	$.15	$(.15 )	$—	$(.15 )	$9.40	1.66%[7]	$38	1.36%[8]	1.36%[8]	3.37%[8]
8/31/2024	9.22	.30	.18	.48	(.30 )	—	(.30 )	9.40	5.28	39	1.37	1.37	3.27
8/31/2023	9.38	.18	(.17 )	.01	(.17 )	—	(.17 )	9.22	.17	40	1.37	1.37	1.89
8/31/2022	9.86	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.38	(4.47)	43	1.38	1.38	.14
8/31/2021	10.05	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.86	(.87 )	48	1.39	1.39	(.27 )
8/31/2020	9.82	.06	.24	.30	(.07 )	— [9]	(.07 )	10.05	3.14	51	1.41	1.41	.56
Class R-2E:
2/28/2025[5,6]	9.56	.17	—	.17	(.17 )	—	(.17 )	9.56	1.82 [7]	2	1.04 [8]	1.04 [8]	3.68 [8]
8/31/2024	9.38	.34	.17	.51	(.33 )	—	(.33 )	9.56	5.57	2	1.05	1.05	3.59
8/31/2023	9.54	.20	(.16 )	.04	(.20 )	—	(.20 )	9.38	.48	1	1.08	1.08	2.15
8/31/2022	10.02	.05	(.48 )	(.43 )	(.05 )	—	(.05 )	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	— [9]	(.05 )	(.05 )	(.01 )	(.10 )	(.11 )	10.02	(.50 )	1	1.12	1.12	(.01 )
8/31/2020	9.95	.08	.25	.33	(.10 )	— [9]	(.10 )	10.18	3.35	1	1.17	1.16	.79
Class R-3:
2/28/2025[5,6]	9.56	.18	.01	.19	(.18 )	—	(.18 )	9.57	1.99 [7]	53	.92 [8]	.92 [8]	3.80 [8]
8/31/2024	9.39	.35	.17	.52	(.35 )	—	(.35 )	9.56	5.60	57.92		.92	3.73
8/31/2023	9.54	.22	(.15 )	.07	(.22 )	—	(.22 )	9.39	.75	54.92		.92	2.33
8/31/2022	10.02	.06	(.48 )	(.42 )	(.06 )	—	(.06 )	9.54	(4.15)	59.93		.93	.58
8/31/2021	10.18	.02	(.06 )	(.04 )	(.02 )	(.10 )	(.12 )	10.02	(.39 )	63.95		.95	.17
8/31/2020	9.94	.10	.26	.36	(.12 )	— [9]	(.12 )	10.18	3.65	64.97		.97	1.01
Class R-4:
2/28/2025[5,6]	9.58	.19	.01	.20	(.19 )	—	(.19 )	9.59	2.14 [7]	28	.63 [8]	.63 [8]	4.10 [8]
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	6.01	30.63		.63	4.01
8/31/2023	9.56	.25	(.16 )	.09	(.25 )	—	(.25 )	9.40	.94	31.63		.63	2.62
8/31/2022	10.03	.09	(.47 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.81)	34.63		.63	.88
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.10 )	38.64		.64	.48
8/31/2020	9.96	.13	.25	.38	(.15 )	— [9]	(.15 )	10.19	3.86	44.66		.66	1.32
Class R-5E:
2/28/2025[5,6]	9.58	.20	.01	.21	(.20 )	—	(.20 )	9.59	2.23 [7]	10	.45 [8]	.45 [8]	4.28 [8]
8/31/2024	9.41	.40	.16	.56	(.39 )	—	(.39 )	9.58	6.09	8.44		.44	4.21
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.23	7.44		.44	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.63)	5.45		.45	1.09
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.09	4.45		.45	.66
8/31/2020	9.96	.15	.25	.40	(.17 )	— [9]	(.17 )	10.19	4.05	3.48		.48	1.49
Class R-5:
2/28/2025[5,6]	9.58	.21	.01	.22	(.21 )	—	(.21 )	9.59	2.28 [7]	11	.34 [8]	.34 [8]	4.38 [8]
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.20	11.34		.34	4.30
8/31/2023	9.56	.27	(.14 )	.13	(.28 )	—	(.28 )	9.41	1.34	11.35		.35	2.91
8/31/2022	10.03	.11	(.46 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.54)	12.35		.35	1.11
8/31/2021	10.19	.08	(.06 )	.02	(.08 )	(.10 )	(.18 )	10.03	.19	17.35		.35	.76
8/31/2020	9.96	.16	.25	.41	(.18 )	— [9]	(.18 )	10.19	4.16	13.37		.37	1.60
Class R-6:
2/28/2025[5,6]	9.58	.21	.01	.22	(.21 )	—	(.21 )	9.59	2.31 [7]	5,475	.29 [8]	.29 [8]	4.43 [8]
8/31/2024	9.40	.41	.18	.59	(.41 )	—	(.41 )	9.58	6.37	5,268.29		.29	4.36
8/31/2023	9.56	.29	(.17 )	.12	(.28 )	—	(.28 )	9.40	1.28	4,797.29		.29	3.02
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	3,950.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	3,618.30		.30	.81
8/31/2020	9.96	.16	.25	.41	(.18 )	— [9]	(.18 )	10.19	4.22	2,956.32		.32	1.64
Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	52

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2025[5,6,7]	Year ended August 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	61%	93%	91%	86%	69%	107%
Including mortgage dollar roll transactions	91%	266%	203%	130%	147%	116%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

53	Short-Term Bond Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

Short-Term Bond Fund of America	54

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2025